UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02958

T. Rowe Price International Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

June 30, 2024

Emerging Markets Corporate Bond Fund

Investor Class (TRECX)

This semi-annual shareholder report contains important information about Emerging Markets Corporate Bond Fund (the "fund") for the period of January 1, 2024 to June 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Corporate Bond Fund - Investor Class	$45	0.88%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$277,566
Number of Portfolio Holdings	197

Portfolio Turnover Rate	41.5%

What did the fund invest in?

Credit Quality Allocation* (as a % of Net Assets)

AA Rated	2.0%
A Rated	5.8
BBB Rated	37.8
BB Rated and Below	44.2
Not Rated	9.2
Reserves	1.0

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Top Ten Holdings (as a % of Net Assets)

Ecopetrol	1.5%
Axian Telecom	1.5
Teva Pharmaceutical Finance Netherlands III	1.5
Kosmos Energy	1.3
BBVA Bancomer	1.3
Minejesa Capital	1.3
Bank Negara Indonesia Persero	1.2
Bangkok Bank	1.2
Zhongsheng Group Holdings	1.2
Globe Telecom	1.2

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

202407-3695801

F193-053 8/24

Emerging Markets Corporate Bond Fund

Investor Class (TRECX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Semi-Annual Shareholder Report

June 30, 2024

Emerging Markets Corporate Bond Fund

Advisor Class (PACEX)

This semi-annual shareholder report contains important information about Emerging Markets Corporate Bond Fund (the "fund") for the period of January 1, 2024 to June 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Corporate Bond Fund - Advisor Class	$59	1.16%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$277,566
Number of Portfolio Holdings	197

Portfolio Turnover Rate	41.5%

What did the fund invest in?

Credit Quality Allocation* (as a % of Net Assets)

AA Rated	2.0%
A Rated	5.8
BBB Rated	37.8
BB Rated and Below	44.2
Not Rated	9.2
Reserves	1.0

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Top Ten Holdings (as a % of Net Assets)

Ecopetrol	1.5%
Axian Telecom	1.5
Teva Pharmaceutical Finance Netherlands III	1.5
Kosmos Energy	1.3
BBVA Bancomer	1.3
Minejesa Capital	1.3
Bank Negara Indonesia Persero	1.2
Bangkok Bank	1.2
Zhongsheng Group Holdings	1.2
Globe Telecom	1.2

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

202407-3695801

F295-053 8/24

Emerging Markets Corporate Bond Fund

Advisor Class (PACEX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Semi-Annual Shareholder Report

June 30, 2024

Emerging Markets Corporate Bond Fund

I Class (TECIX)

This semi-annual shareholder report contains important information about Emerging Markets Corporate Bond Fund (the "fund") for the period of January 1, 2024 to June 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Corporate Bond Fund - I Class	$38	0.75%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$277,566
Number of Portfolio Holdings	197

Portfolio Turnover Rate	41.5%

What did the fund invest in?

Credit Quality Allocation* (as a % of Net Assets)

AA Rated	2.0%
A Rated	5.8
BBB Rated	37.8
BB Rated and Below	44.2
Not Rated	9.2
Reserves	1.0

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Top Ten Holdings (as a % of Net Assets)

Ecopetrol	1.5%
Axian Telecom	1.5
Teva Pharmaceutical Finance Netherlands III	1.5
Kosmos Energy	1.3
BBVA Bancomer	1.3
Minejesa Capital	1.3
Bank Negara Indonesia Persero	1.2
Bangkok Bank	1.2
Zhongsheng Group Holdings	1.2
Globe Telecom	1.2

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

202407-3695801

F441-053 8/24

Emerging Markets Corporate Bond Fund

I Class (TECIX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
June 30, 2024
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
TRECX Emerging Markets
Corporate Bond Fund –
.
PACEX Emerging Markets
Corporate Bond Fund–
.
Advisor Class
TECIX Emerging Markets
Corporate Bond Fund–
.
I Class

T. ROWE PRICE Emerging Markets Corporate Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
6/30/24
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
NET ASSET
VALUE
Beginning of period $ 9 .01 $ 8 .81 $ 10 .49 $ 11 .05 $ 10 .80 $ 10 .01
Investment
activities
Net investment
income
(1)(2)
0 .24 0 .43 0 .38 0 .38 0 .45 0 .48
Net realized and
unrealized gain/
loss 0 .08 0 .20 ( 1 .67 ) ( 0 .56 ) 0 .26 0 .80
Total from
investment
activities 0 .32 0 .63 ( 1 .29 ) ( 0 .18 ) 0 .71 1 .28
Distributions
Net investment
income ( 0 .24 ) ( 0 .43 ) ( 0 .39 ) ( 0 .38 ) ( 0 .46 ) ( 0 .49 )
NET ASSET
VALUE
End of period $ 9 .09 $ 9 .01 $ 8 .81 $ 10 .49 $ 11 .05 $ 10 .80

T. ROWE PRICE Emerging Markets Corporate Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
6/30/24
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
Ratios/Supplemental Data
Total return
(2)(3)
3 .60% 7 .41% ( 12 .32 ) % ( 1 .66 ) % 6 .88% 13 .00%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 1 .06%
(4)
1 .03% 0 .99% 1 .00% 1 .06% 1 .18%
Net expenses
after waivers/
payments by
Price Associates 0 .88%
(4)
0 .89% 0 .88% 0 .95% 0 .97% 0 .96%
Net investment
income 5 .37%
(4)
4 .90% 4 .13% 3 .47% 4 .29% 4 .56%
Portfolio turnover
rate 41 .5% 46 .3% 41 .2% 69 .3% 79 .3% 53 .3%
Net assets, end
of period (in
thousands) $85,341 $90,472 $95,609 $216,473 $141,609 $110,891
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Emerging Markets Corporate Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Advisor Class
6 Months
. Ended
6/30/24
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
NET ASSET
VALUE
Beginning of period $ 9 .01 $ 8 .81 $ 10 .48 $ 11 .05 $ 10 .80 $ 10 .00
Investment
activities
Net investment
income
(1)(2)
0 .23 0 .41 0 .35 0 .35 0 .42 0 .47
Net realized and
unrealized gain/
loss 0 .08 0 .20 ( 1 .66 ) ( 0 .57 ) 0 .25 0 .79
Total from
investment
activities 0 .31 0 .61 ( 1 .31 ) ( 0 .22 ) 0 .67 1 .26
Distributions
Net investment
income ( 0 .23 ) ( 0 .41 ) ( 0 .36 ) ( 0 .35 ) ( 0 .42 ) ( 0 .46 )
NET ASSET
VALUE
End of period $ 9 .09 $ 9 .01 $ 8 .81 $ 10 .48 $ 11 .05 $ 10 .80

T. ROWE PRICE Emerging Markets Corporate Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
6 Months
. Ended
6/30/24
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
Ratios/Supplemental Data
Total return
(2)(3)
3 .45% 7 .13% ( 12 .49 ) % ( 2 .02 ) % 6 .57% 12 .80%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 1 .95%
(4)
1 .61% 1 .36% 1 .46% 1 .50% 1 .61%
Net expenses
after waivers/
payments by
Price Associates 1 .16%
(4)
1 .17% 1 .16% 1 .22% 1 .25% 1 .24%
Net investment
income 5 .10%
(4)
4 .62% 3 .75% 3 .24% 4 .06% 4 .43%
Portfolio turnover
rate 41 .5% 46 .3% 41 .2% 69 .3% 79 .3% 53 .3%
Net assets, end
of period (in
thousands) $373 $136 $195 $650 $248 $537
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Emerging Markets Corporate Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
6/30/24
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
NET ASSET
VALUE
Beginning of period $ 9 .02 $ 8 .81 $ 10 .49 $ 11 .05 $ 10 .80 $ 10 .01
Investment
activities
Net investment
income
(1)(2)
0 .25 0 .44 0 .39 0 .39 0 .46 0 .48
Net realized and
unrealized gain/
loss 0 .07 0 .21 ( 1 .67 ) ( 0 .55 ) 0 .26 0 .81
Total from
investment
activities 0 .32 0 .65 ( 1 .28 ) ( 0 .16 ) 0 .72 1 .29
Distributions
Net investment
income ( 0 .25 ) ( 0 .44 ) ( 0 .40 ) ( 0 .40 ) ( 0 .47 ) ( 0 .50 )
NET ASSET
VALUE
End of period $ 9 .09 $ 9 .02 $ 8 .81 $ 10 .49 $ 11 .05 $ 10 .80

T. ROWE PRICE Emerging Markets Corporate Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
6/30/24
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
Ratios/Supplemental Data
Total return
(2)(3)
3 .55% 7 .66% ( 12 .21 ) % ( 1 .52 ) % 7 .03% 13 .15%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0 .85%
(4)
0 .83% 0 .79% 0 .82% 0 .90% 1 .02%
Net expenses
after waivers/
payments by
Price Associates 0 .75%
(4)
0 .75% 0 .75% 0 .80% 0 .83% 0 .83%
Net investment
income 5 .50%
(4)
5 .02% 4 .24% 3 .63% 4 .41% 4 .52%
Portfolio turnover
rate 41 .5% 46 .3% 41 .2% 69 .3% 79 .3% 53 .3%
Net assets, end
of period (in
thousands) $191,852 $228,938 $302,915 $652,673 $357,765 $121,427
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Emerging Markets Corporate Bond Fund
June 30, 2024 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
( Cost and value in $000s)
‡
ANGOLA 0.4%
Government Bonds 0.4%
Republic of Angola, 8.00%, 11/26/29 (USD)  1,275,000 1,150
Total Angola (Cost $1,157) 1,150
ARGENTINA 0.8%
Corporate Bonds 0.8%
Telecom Argentina, 8.00%, 7/18/26 (USD)  550,000 547
Telecom Argentina, 8.50%, 8/6/25 (USD) (1) 921,250 914
YPF, STEP, 9.00%, 2/12/26 (USD)  726,923 731
Total Argentina (Cost $2,171) 2,192
AUSTRALIA 0.5%
Corporate Bonds 0.5%
AngloGold Ashanti Holdings, 3.375%, 11/1/28 (USD)  1,585,000 1,421
Total Australia (Cost $1,341) 1,421
BERMUDA 0.0%
Common Stocks 0.0%
Digicel International, Class A, Acquisition date: 1/30/24,
Cost $68 (USD) (2)(3)(4) 60,783 68
Total Bermuda (Cost $68) 68
BRAZIL 6.9%
Corporate Bonds 6.9%
Aegea Finance, 6.75%, 5/20/29 (USD) (1) 1,479,000 1,439
Banco do Brasil, 6.00%, 3/18/31 (USD) (1) 1,010,000 989
Banco do Estado do Rio Grande do Sul, VR, 5.375%, 1/28/31
(USD) (5) 200,000 190
Braskem Netherlands Finance, 4.50%, 1/31/30 (USD)  925,000 783
Braskem Netherlands Finance, 7.25%, 2/13/33 (USD) (1) 700,000 660
Cosan Overseas, 8.25% (USD) (6) 2,975,000 3,027
CSN Resources, 8.875%, 12/5/30 (USD)  1,450,000 1,442
Globo Comunicacao e Participacoes, 4.875%, 1/22/30
(USD) (1) 1,305,000 1,157
Globo Comunicacao e Participacoes, 4.875%, 1/22/30 (USD)  1,105,000 980

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Globo Comunicacao e Participacoes, 5.50%, 1/14/32 (USD) (1) 575,000 504
Nexa Resources, 6.75%, 4/9/34 (USD) (1) 1,740,000 1,769
Raizen Fuels Finance, 6.45%, 3/5/34 (USD) (1) 1,170,000 1,189
Raizen Fuels Finance, 6.95%, 3/5/54 (USD) (1) 520,000 529
Sitios Latinoamerica, 5.375%, 4/4/32 (USD) (1) 1,775,000 1,654
Sitios Latinoamerica, 5.375%, 4/4/32 (USD)  625,000 582
Suzano Austria, 5.00%, 1/15/30 (USD)  1,460,000 1,382
Suzano Austria, Series DM3N, 3.125%, 1/15/32 (USD)  975,000 799
Total Brazil (Cost $19,258) 19,075
CHILE 5.8%
Corporate Bonds 5.8%
AES Andes, VR, 8.15%, 6/10/55 (USD) (1)(5) 2,850,000 2,856
Agrosuper, 4.60%, 1/20/32 (USD) (1) 3,145,000 2,758
Banco del Estado de Chile, VR, 7.95% (USD) (1)(5)(6) 600,000 620
CAP, 3.90%, 4/27/31 (USD)  1,725,000 1,382
Chile Electricity, 6.01%, 1/20/33 (USD) (1) 1,400,000 1,419
Colbun, 3.15%, 3/6/30 (USD)  850,000 750
Colbun, 3.95%, 10/11/27 (USD)  450,000 432
Corp. Nacional del Cobre de Chile, 6.30%, 9/8/53 (USD) (1) 1,520,000 1,511
Interchile, 4.50%, 6/30/56 (USD) (1) 1,085,000 913
Sociedad de Transmision Austral, 4.00%, 1/27/32 (USD) (1) 2,425,000 2,169
Sociedad de Transmision Austral, 4.00%, 1/27/32 (USD)  635,000 568
VTR Comunicaciones, 4.375%, 4/15/29 (USD) (1) 914,000 799
Total Chile (Cost $16,506) 16,177
CHINA 5.3%
Convertible Bonds 1.6%
H World Group, 3.00%, 5/1/26 (USD)  886,000 942
NIO, 3.875%, 10/15/29 (USD) (1) 325,000 207
PDD Holdings, Zero Coupon, 12/1/25 (USD)  691,000 681
Trip.com Group, 0.75%, 6/15/29 (USD) (1) 702,000 687
ZTO Express Cayman, 1.50%, 9/1/27 (USD)  2,050,000 2,013
4,530
Corporate Bonds 3.7%
Country Garden Holdings, 5.125%, 1/17/25 (USD) (2)(7) 1,850,000 160
Health & Happiness International Holdings, 7.50%, 3/26/27  1,000,000 137
Kaisa Group Holdings, 11.25%, 4/9/22 (USD) (2)(7) 1,000,000 36
Kaisa Group Holdings, 11.95%, 10/22/22 (USD) (2)(7) 5,275,000 191
Lenovo Group, 5.875%, 4/24/25 (USD)  1,100,000 1,102

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Prosus, 4.193%, 1/19/32 (USD)  2,550,000 2,250
Tencent Holdings, 3.84%, 4/22/51 (USD)  965,000 704
West China Cement, 4.95%, 7/8/26 (USD)  2,818,000 2,311
Zhongsheng Group Holdings, 3.00%, 1/13/26 (USD)  3,500,000 3,336
10,227
Total China (Cost $20,026) 14,757
COLOMBIA 3.6%
Corporate Bonds 3.6%
Aris Mining, 6.875%, 8/9/26 (USD) (1) 1,525,000 1,435
Bancolombia, VR, 4.625%, 12/18/29 (USD) (5) 645,000 624
Bancolombia, VR, 8.625%, 12/24/34 (USD) (5) 905,000 925
Ecopetrol, 4.625%, 11/2/31 (USD)  2,150,000 1,761
Ecopetrol, 8.375%, 1/19/36 (USD)  1,745,000 1,715
Ecopetrol, 8.875%, 1/13/33 (USD)  730,000 754
Geopark, 5.50%, 1/17/27 (USD) (1) 3,110,000 2,830
Total Colombia (Cost $10,045) 10,044
CYPRUS 0.4%
Corporate Bonds 0.4%
ASG Finance Designated Activity, 9.75%, 5/15/29 (USD) (1) 1,150,000 1,143
Total Cyprus (Cost $1,150) 1,143
DOMINICAN REPUBLIC 0.4%
Corporate Bonds 0.4%
Aeropuertos Dominicanos Siglo XXI, 7.00%, 6/30/34 (USD) (1) 1,110,000 1,125
Total Dominican Republic (Cost $1,110) 1,125
EGYPT 0.4%
Government Bonds 0.4%
Arab Republic of Egypt, 7.625%, 5/29/32 (USD)  1,325,000 1,084
Total Egypt (Cost $1,162) 1,084
GEORGIA 0.5%
Corporate Bonds 0.5%
Georgian Railway, 4.00%, 6/17/28 (USD) (1) 1,287,000 1,145

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Georgian Railway, 4.00%, 6/17/28 (USD)  290,000 258
Total Georgia (Cost $1,551) 1,403
GHANA 1.3%
Corporate Bonds 1.3%
Kosmos Energy, 7.125%, 4/4/26 (USD)  2,523,000 2,497
Kosmos Energy, 7.50%, 3/1/28 (USD)  1,245,000 1,189
Total Ghana (Cost $3,593) 3,686
GUATEMALA 0.5%
Corporate Bonds 0.5%
Millicom International Cellular, 7.375%, 4/2/32 (USD) (1) 1,360,000 1,357
Total Guatemala (Cost $1,357) 1,357
HONG KONG 2.3%
Corporate Bonds 1.7%
Elect Global Investments, 4.85% (USD) (6) 2,400,000 1,635
HKT Capital No. 6, 3.00%, 1/18/32 (USD)  1,800,000 1,535
PCPD Capital, 5.125%, 6/18/26 (USD)  1,622,000 1,417
4,587
Government Bonds 0.6%
Airport Authority, 2.625%, 2/4/51 (USD)  2,650,000 1,679
1,679
Total Hong Kong (Cost $6,788) 6,266
HUNGARY 0.6%
Corporate Bonds 0.6%
OTP Bank, VR, 8.75%, 5/15/33 (USD) (5) 1,570,000 1,649
Total Hungary (Cost $1,652) 1,649
INDIA 5.5%
Corporate Bonds 5.5%
Adani International Container Terminal, 3.00%, 2/16/31 (USD)  3,483,000 2,919
CA Magnum Holdings, 5.375%, 10/31/26 (USD)  1,485,000 1,417
Greenko Solar Mauritius, 5.55%, 1/29/25 (USD)  2,250,000 2,231
HDFC Bank, 5.686%, 3/2/26 (USD)  1,750,000 1,755

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
India Airport Infra, 6.25%, 10/25/25 (USD)  1,685,000 1,685
JSW Infrastructure, 4.95%, 1/21/29 (USD)  3,010,000 2,845
Reliance Industries, 6.25%, 10/19/40 (USD)  1,655,000 1,754
Vedanta Resources Finance II, 13.875%, 12/9/28 (USD)  571,200 550
Total India (Cost $15,348) 15,156
INDONESIA 6.4%
Corporate Bonds 6.4%
Bank Negara Indonesia Persero, 3.75%, 3/30/26 (USD)  3,590,000 3,433
Freeport Indonesia, 6.20%, 4/14/52 (USD)  900,000 889
Indofood CBP Sukses Makmur, 4.805%, 4/27/52 (USD)  1,500,000 1,246
Medco Oak Tree Pte., 7.375%, 5/14/26 (USD)  890,000 898
Minejesa Capital, 4.625%, 8/10/30 (USD)  2,045,560 1,966
Minejesa Capital, 5.625%, 8/10/37 (USD)  1,760,000 1,593
Pakuwon Jati, 4.875%, 4/29/28 (USD)  2,670,000 2,520
Pertamina Persero, 6.50%, 11/7/48 (USD)  1,030,000 1,100
PT Tower Bersama Infrastructure, 4.25%, 1/21/25 (USD)  2,235,000 2,216
Star Energy Geothermal Wayang Windu, 6.75%, 4/24/33 (USD)  1,800,900 1,813
Total Indonesia (Cost $17,699) 17,674
ISRAEL 2.6%
Corporate Bonds 2.6%
Energean Israel Finance, 4.875%, 3/30/26 (USD) (1) 1,204,958 1,135
Leviathan Bond, 6.125%, 6/30/25 (USD) (1) 1,970,167 1,904
Teva Pharmaceutical Finance Netherlands III, 4.75%, 5/9/27
(USD)  1,040,000 1,001
Teva Pharmaceutical Finance Netherlands III, 6.75%, 3/1/28
(USD)  1,400,000 1,433
Teva Pharmaceutical Finance Netherlands III, 7.875%, 9/15/29
(USD)  1,505,000 1,618
Total Israel (Cost $7,188) 7,091
KAZAKHSTAN 0.9%
Corporate Bonds 0.9%
KazMunayGas National, 5.75%, 4/19/47 (USD)  1,270,000 1,109
Tengizchevroil Finance International, 3.25%, 8/15/30 (USD)  1,801,000 1,489
Total Kazakhstan (Cost $2,668) 2,598

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
KUWAIT 1.1%
Corporate Bonds 1.1%
MEGlobal, 4.25%, 11/3/26 (USD)  2,710,000 2,624
MEGlobal Canada, 5.875%, 5/18/30 (USD)  330,000 333
Total Kuwait (Cost $3,184) 2,957
MACAO 3.2%
Corporate Bonds 3.2%
MGM China Holdings, 5.875%, 5/15/26 (USD)  1,300,000 1,287
MGM China Holdings, 7.125%, 6/26/31 (USD) (1) 1,310,000 1,318
Sands China, 4.05%, 1/8/26 (USD)  3,240,000 3,138
Studio City Finance, 5.00%, 1/15/29 (USD)  2,480,000 2,185
Wynn Macau, 5.50%, 1/15/26 (USD) (1) 1,025,000 1,004
Total Macao (Cost $8,675) 8,932
MALAYSIA 1.2%
Corporate Bonds 1.2%
Axiata Spv5 Labuan, 3.064%, 8/19/50 (USD)  1,925,000 1,279
TNB Global Ventures Capital, 3.244%, 10/19/26 (USD)  2,090,000 1,993
Total Malaysia (Cost $3,755) 3,272
MAURITIUS 1.5%
Corporate Bonds 1.5%
Axian Telecom, 7.375%, 2/16/27 (USD) (1) 3,860,000 3,817
Axian Telecom, 7.375%, 2/16/27 (USD)  400,000 395
Total Mauritius (Cost $4,248) 4,212
MEXICO 5.8%
Corporate Bonds 4.8%
BBVA Bancomer, VR, 5.875%, 9/13/34 (USD) (1)(5) 1,520,000 1,410
BBVA Bancomer, VR, 8.125%, 1/8/39 (USD) (1)(5) 2,125,000 2,153
Braskem Idesa SAPI, 6.99%, 2/20/32 (USD)  1,025,000 778
Braskem Idesa SAPI, 7.45%, 11/15/29 (USD)  527,000 429
Cemex, VR, 9.125% (USD) (1)(5)(6) 580,000 620
Cemex, VR, 9.125% (USD) (5)(6) 665,000 711
Cometa Energia, 6.375%, 4/24/35 (USD) (1) 1,112,925 1,081

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Corp Inmobiliaria Vesta, 3.625%, 5/13/31 (USD) (1) 965,000 814
GCC, 3.614%, 4/20/32 (USD) (1) 2,400,000 2,069
Metalsa, 3.75%, 5/4/31 (USD) (1) 1,917,000 1,530
Metalsa, 3.75%, 5/4/31 (USD)  950,000 758
Sixsigma Networks Mexico, 7.50%, 5/2/25 (USD)  1,100,000 1,058
13,411
Government Bonds 1.0%
Petroleos Mexicanos, 6.50%, 3/13/27 (USD)  2,050,000 1,955
Petroleos Mexicanos, 6.75%, 9/21/47 (USD)  1,250,000 823
2,778
Total Mexico (Cost $17,394) 16,189
MOROCCO 1.2%
Corporate Bonds 1.2%
OCP, 7.50%, 5/2/54 (USD) (1) 1,490,000 1,522
Vivo Energy Investments, 5.125%, 9/24/27 (USD) (1) 2,075,000 1,955
Total Morocco (Cost $3,568) 3,477
OMAN 0.9%
Corporate Bonds 0.9%
Oztel Holdings, 6.625%, 4/24/28 (USD)  2,414,000 2,458
Total Oman (Cost $2,513) 2,458
PANAMA 2.0%
Corporate Bonds 1.8%
Aeropuerto Internacional de Tocumen, 4.00%, 8/11/41
(USD) (1) 1,175,000 886
Aeropuerto Internacional de Tocumen, 5.125%, 8/11/61
(USD) (1) 845,000 624
Banco General, VR, 5.25% (USD) (1)(5)(6) 2,027,000 1,759
C&W Senior Finance, 6.875%, 9/15/27 (USD) (1) 1,700,000 1,633
4,902
Government Bonds 0.2%
Republic of Panama, 7.875%, 3/1/57 (USD)  570,000 595
595
Total Panama (Cost $5,875) 5,497

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
PERU 2.3%
Corporate Bonds 2.3%
Cia de Minas Buenaventura, 5.50%, 7/23/26 (USD)  1,725,000 1,669
Consorcio Transmantaro, 5.20%, 4/11/38 (USD) (1) 1,840,000 1,727
InRetail Consumer, 3.25%, 3/22/28 (USD) (1) 1,210,000 1,095
Minsur, 4.50%, 10/28/31 (USD)  1,246,000 1,107
Petroleos del Peru, 5.625%, 6/19/47 (USD)  1,275,000 815
Total Peru (Cost $6,864) 6,413
PHILIPPINES 5.3%
Corporate Bonds 5.3%
Bank of the Philippine Islands, 5.25%, 3/26/29 (USD)  2,950,000 2,948
Globe Telecom, 2.50%, 7/23/30 (USD)  620,000 521
Globe Telecom, 3.00%, 7/23/35 (USD)  3,475,000 2,708
ICTSI Treasury, 3.50%, 11/16/31 (USD)  1,245,000 1,088
International Container Terminal Services, 4.75%, 6/17/30
(USD)  1,860,000 1,787
Manila Water, 4.375%, 7/30/30 (USD)  2,775,000 2,605
Metropolitan Bank & Trust, 5.50%, 3/6/34 (USD)  2,950,000 2,939
Total Philippines (Cost $15,756) 14,596
POLAND 0.5%
Corporate Bonds 0.5%
mBank, VR, 8.375%, 9/11/27 (EUR) (5) 1,300,000 1,480
Total Poland (Cost $1,494) 1,480
QATAR 1.4%
Corporate Bonds 1.4%
Commercial Bank, VR, 4.50% (USD) (5)(6) 1,429,000 1,347
Qatar Energy, 3.125%, 7/12/41 (USD) (1) 1,585,000 1,183
Qatar Energy, 3.125%, 7/12/41 (USD)  2,000,000 1,493
Total Qatar (Cost $4,951) 4,023
ROMANIA 0.8%
Corporate Bonds 0.8%
Banca Transilvania, VR, 7.25%, 12/7/28 (EUR) (5) 250,000 279

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Banca Transilvania, VR, 8.875%, 4/27/27 (EUR) (5) 1,668,000 1,887
Total Romania (Cost $2,137) 2,166
SAUDI ARABIA 3.9%
Corporate Bonds 3.1%
Acwa Power Management & Investments One, 5.95%,
12/15/39 (USD)  2,023,896 1,954
EIG Pearl Holdings, 3.545%, 8/31/36 (USD)  3,375,000 2,901
Gaci First Investment, 5.125%, 2/14/53 (USD)  1,725,000 1,495
NCB Tier 1 Sukuk, VR, 3.50% (USD) (5)(6) 1,076,000 1,006
Saudi Electricity Global Sukuk, 5.06%, 4/8/43 (USD)  1,172,000 1,117
8,473
Government Bonds 0.8%
Saudi Arabian Oil, 4.25%, 4/16/39 (USD) (1) 1,575,000 1,374
Saudi Arabian Oil, 4.25%, 4/16/39 (USD)  1,100,000 959
2,333
Total Saudi Arabia (Cost $11,761) 10,806
SINGAPORE 1.2%
Corporate Bonds 1.2%
DBS Group Holdings, VR, 3.30% (USD) (5)(6) 2,350,000 2,300
GLP, 3.875%, 6/4/25 (USD)  987,000 908
Total Singapore (Cost $3,180) 3,208
SLOVENIA 1.2%
Corporate Bonds 1.2%
Nova Kreditna Banka Maribor, VR, 7.375%, 6/29/26 (5) 1,900,000 2,087
Nova Ljubljanska Banka, VR, 7.125%, 6/27/27 (5) 1,200,000 1,350
Total Slovenia (Cost $3,421) 3,437
SOUTH AFRICA 0.6%
Corporate Bonds 0.6%
Sasol Financing USA, 6.50%, 9/27/28 (USD)  1,825,000 1,741
Total South Africa (Cost $1,724) 1,741

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
SOUTH KOREA 3.5%
Convertible Bonds 1.0%
L&F, 2.50%, 4/26/30 (USD)  1,000,000 652
LG Chem, 1.25%, 7/18/28 (USD)  2,200,000 2,093
2,745
Corporate Bonds 2.5%
GS Caltex, 5.375%, 8/7/28 (USD) (1) 2,370,000 2,375
Hyundai Assan Otomotiv Sanayi ve Ticaret, 1.625%, 7/12/26
(USD)  1,947,000 1,805
LG Energy Solution, 5.50%, 7/2/34 (USD) (1) 1,450,000 1,416
SK Hynix, 6.25%, 1/17/26 (USD) (1) 1,400,000 1,416
7,012
Total South Korea (Cost $9,728) 9,757
TAIWAN 0.7%
Corporate Bonds 0.7%
Cathaylife Singapore, 5.95%, 7/5/34 (USD)  1,950,000 1,943
Total Taiwan (Cost $1,944) 1,943
TANZANIA 0.9%
Corporate Bonds 0.9%
HTA Group, 7.50%, 6/4/29 (USD) (1) 2,470,000 2,461
Total Tanzania (Cost $2,458) 2,461
THAILAND 2.3%
Corporate Bonds 2.3%
Bangkok Bank, VR, 3.733%, 9/25/34 (USD) (1)(5) 2,380,000 2,110
Bangkok Bank, VR, 3.733%, 9/25/34 (USD) (5) 1,450,000 1,286
Indorama Ventures Global Services, 4.375%, 9/12/24 (USD)  2,940,000 2,906
Total Thailand (Cost $6,823) 6,302
TÜRKIYE 4.4%
Corporate Bonds 4.4%
Akbank, VR, 9.369% (USD) (1)(5)(6) 2,390,000 2,375
Akbank TAS, 7.498%, 1/20/30 (USD) (1) 1,075,000 1,069

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Ford Otomotiv Sanayi, 7.125%, 4/25/29 (USD) (1) 1,710,000 1,729
Mersin Uluslararasi Liman Isletmeciligi, 8.25%, 11/15/28
(USD) (1) 1,625,000 1,666
Sisecam U.K., 8.25%, 5/2/29 (USD) (1) 1,440,000 1,464
TAV Havalimanlari Holding, 8.50%, 12/7/28 (USD) (1) 1,915,000 1,962
TAV Havalimanlari Holding, 8.50%, 12/7/28 (USD)  500,000 512
Yapi ve Kredi Bankasi, 9.25%, 10/16/28 (USD) (1) 1,400,000 1,487
Total Türkiye (Cost $12,069) 12,264
UKRAINE 0.5%
Corporate Bonds 0.5%
Kernel Holding, 6.50%, 10/17/24 (USD)  725,000 670
Kernel Holding, 6.75%, 10/27/27 (USD)  1,060,000 781
Total Ukraine (Cost $1,510) 1,451
UNITED ARAB EMIRATES 1.9%
Corporate Bonds 1.9%
Abu Dhabi National Energy, 4.00%, 10/3/49 (USD)  1,350,000 1,093
Alpha Star Holding VIII, 8.375%, 4/12/27 (USD)  1,925,000 1,969
Emirates NBD Bank, VR, 4.25% (USD) (5)(6) 1,623,000 1,517
Sobha Sukuk, 8.75%, 7/17/28 (USD)  740,000 754
Total United Arab Emirates (Cost $5,248) 5,333
UNITED KINGDOM 1.0%
Corporate Bonds 1.0%
Standard Chartered, VR, 3.265%, 2/18/36 (USD) (5) 1,475,000 1,236
Standard Chartered, VR, 4.30% (USD) (5)(6) 1,945,000 1,624
Total United Kingdom (Cost $2,931) 2,860
UNITED STATES 1.3%
Convertible Bonds 0.7%
Citigroup Global Markets Holdings, Series 1299, Zero Coupon,
2/26/26 (HKD)  16,000,000 1,893
1,893

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Corporate Bonds 0.6%
LCPR Senior Secured Financing, 6.75%, 10/15/27 (1) 1,758,000 1,644
1,644
Total United States (Cost $3,666) 3,537
UZBEKISTAN 1.3%
Corporate Bonds 0.8%
Ipoteka-Bank ATIB, 5.50%, 11/19/25 (USD)  2,300,000 2,233
2,233
Government Bonds 0.5%
National Bank of Uzbekistan, 8.50%, 7/5/29 (USD)  1,410,000 1,396
1,396
Total Uzbekistan (Cost $3,705) 3,629
VIETNAM 0.8%
Corporate Bonds 0.8%
Mong Duong Finance Holdings, 5.125%, 5/7/29 (USD) (1) 404,775 385
Mong Duong Finance Holdings, 5.125%, 5/7/29 (USD)  1,808,837 1,721
Total Vietnam (Cost $2,207) 2,106
SHORT-TERM INVESTMENTS 3.0%
Money Market Funds 3.0%
T. Rowe Price Government Reserve Fund, 5.38% (8)(9) 8,294,322 8,294
Total Short-Term Investments (Cost $8,294) 8,294
Total Investments in Securities
100.8% of Net Assets
(Cost $292,921) $ 279,917
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $89,950 and represents 32.4% of net assets.
(2) Non-income producing

T. ROWE PRICE Emerging Markets Corporate Bond Fund

.
.
.
.
.
.
.
.
.
.
(3) See Note 2. Level 3 in fair value hierarchy.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $68 and represents 0.0% of net assets.
(5) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(6) Perpetual security with no stated maturity date.
(7) Security is in default or has failed to make a scheduled interest and/or principal payment.
(8) Seven-day yield
(9) Affiliated Companies
CNH Offshore China Renminbi
EUR Euro
HKD Hong Kong Dollar
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Emerging Markets Corporate Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Deutsche Bank 8/23/24 EUR 559 USD 611 $ (10)
HSBC Bank 9/13/24 USD 139 CNH 1,000 1
UBS Investment Bank 8/23/24 USD 8,178 EUR 7,493 131
Net unrealized gain (loss) on open forward
currency exchange contracts $ 122

T. ROWE PRICE Emerging Markets Corporate Bond Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 27 Euro BOBL contracts 9/24 (3,367) $ (24)
Short, 83 U.S. Treasury Notes ten year contracts 9/24 (9,129) (58)
Short, 13 Ultra U.S. Treasury Bonds contracts 9/24 (1,629) (18)
Net payments (receipts) of variation margin to date 148
Variation margin receivable (payable) on open futures contracts $ 48

T. ROWE PRICE Emerging Markets Corporate Bond Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended June 30, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
5.38% $ —# $ — $ 135+
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
06/30/24
T. Rowe Price Government
Reserve Fund, 5.38% $ 5,354  ¤  ¤ $ 8,294^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $135 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $8,294.

T. ROWE PRICE Emerging Markets Corporate Bond Fund
June 30, 2024 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $292,921) $ 279,917
Interest receivable 4,126
Receivable for investment securities sold 698
Cash deposits on futures contracts 284
Foreign currency (cost $243) 242
Unrealized gain on forward currency exchange contracts 132
Receivable for shares sold 104
Variation margin receivable on futures contracts 48
Due from affiliates 16
Other assets 50
Total assets 285,617
Liabilities
Payable for investment securities purchased 6,987
Payable for shares redeemed 783
Investment management fees payable 159
Unrealized loss on forward currency exchange contracts 10
Other liabilities 112
Total liabilities 8,051
Commitments and Contingent Liabilities (note 6 )
NET ASSETS $ 277,566

T. ROWE PRICE Emerging Markets Corporate Bond Fund
June 30, 2024 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (165,311)
Paid-in capital applicable to 30,528,058 shares of $0.01 par value capital stock outstanding; 18,000,000,000 shares of
the Corporation authorized
442,877
NET ASSETS $ 277,566
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $85,341; Shares outstanding: 9,389,920) $ 9.09
Advisor Class
(Net assets: $373; Shares outstanding: 41,034) $ 9.09
I Class
(Net assets: $191,852; Shares outstanding: 21,097,104) $ 9.09

T. ROWE PRICE Emerging Markets Corporate Bond Fund
(Unaudited)
Statement of Operations

($000s)
6 Months
Ended
6/30/24
Investment Income (Loss)
Income
.
  Interest $ 8,973
Dividend 135
Total income 9,108
Expenses
Investment management 1,013
Shareholder servicing
Investor Class $ 93
Advisor Class 1
I Class 23 117
Prospectus and shareholder reports
Investor Class 6
I Class 7 13
Custody and accounting 119
Registration 33
Legal and audit 23
Directors 1
Miscellaneous 14
Waived / paid by Price Associates (184)
Total expenses 1,149
Net investment income 7,959

T. ROWE PRICE Emerging Markets Corporate Bond Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/24
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (11,484)
Futures 79
Swaps (10)
Forward currency exchange contracts 53
Net realized loss (11,362)
Change in net unrealized gain / loss
Securities 13,636
Futures (187)
Swaps (14)
Forward currency exchange contracts 206
Other assets and liabilities denominated in foreign currencies (8)
Change in net unrealized gain / loss 13,633
Net realized and unrealized gain / loss 2,271
INCREASE IN NET ASSETS FROM OPERATIONS $ 10,230

T. ROWE PRICE Emerging Markets Corporate Bond Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
6 Months
Ended
6/30/24
Year
Ended
12/31/23
Increase (Decrease) in Net Assets
Operations
Net investment income $ 7,959 $ 18,315
Net realized loss (11,362) (25,301)
Change in net unrealized gain / loss 13,633 32,047
Increase in net assets from operations 10,230 25,061
Distributions to shareholders
Net earnings
Investor Class (2,299) (4,683)
Advisor Class (4) (7)
I Class (5,657) (13,700)
Decrease in net assets from distributions (7,960) (18,390)
Capital share transactions
*
Shares sold
Investor Class 9,573 31,606
Advisor Class 232 50
I Class 16,921 38,314
Distributions reinvested
Investor Class 2,251 4,599
Advisor Class 4 7
I Class 5,508 13,431
Shares redeemed
Investor Class (17,627) (43,222)
Advisor Class – (121)
I Class (61,112) (130,508)
Decrease in net assets from capital share
transactions (44,250) (85,844)

T. ROWE PRICE Emerging Markets Corporate Bond Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/24
Year
Ended
12/31/23
Net Assets
Decrease during period (41,980) (79,173)
Beginning of period 319,546 398,719
End of period $ 277,566 $ 319,546
*Share information (000s)
Shares sold
Investor Class 1,058 3,567
Advisor Class 26 6
I Class 1,872 4,335
Distributions reinvested
Investor Class 249 522
Advisor Class –
(1)
1
I Class 609 1,523
Shares redeemed
Investor Class (1,953) (4,907)
Advisor Class – (14)
I Class (6,765) (14,846)
Decrease in shares outstanding (4,904) (9,813)
(1)
Amount rounds to less than 1,000 shares

T. ROWE PRICE Emerging Markets Corporate Bond Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Emerging Markets
Corporate Bond Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks to provide high current income and, secondarily, capital appreciation. The fund has three classes of shares: the Emerging Markets Corporate Bond Fund
(Investor Class), the Emerging Markets Corporate Bond Fund–Advisor Class
(Advisor Class) and the Emerging Markets Corporate Bond Fund–I Class
(I Class). Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The
Advisor Class operates under a Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the Investor and
I Classes do not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and

T. ROWE PRICE Emerging Markets Corporate Bond Fund

penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets; during the six months ended June 30, 2024, the Advisor Class incurred less than $1,000 in these fees.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4
p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe
Price Associates, Inc., or its agents.

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed

T. ROWE PRICE Emerging Markets Corporate Bond Fund

using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information

T. ROWE PRICE Emerging Markets Corporate Bond Fund

to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Valuation Inputs   The following table summarizes the fund’s financial
instruments, based on the inputs used to determine their fair values on June 30,
2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - DERIVATIVE INSTRUMENTS
During the six months ended June 30, 2024, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 271,555 $ — $ 271,555
Common Stocks — — 68 68
Short-Term Investments 8,294 — — 8,294
Total Securities 8,294 271,555 68 279,917
Forward Currency Exchange
Contracts — 132 — 132
Total $ 8,294 $ 271,687 $ 68 $ 280,049
Liabilities
Forward Currency Exchange
Contracts $ — $ 10 $ — $ 10
Futures Contracts* 100 — — 100
Total $ 100 $ 10 $ — $ 110
1
Includes Convertible Bonds, Corporate Bonds and Government Bonds.
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Emerging Markets Corporate Bond Fund

derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of June 30, 2024, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:
($000s)
Location on Statement of
Assets and Liabilities Fair Value*
Assets
Foreign exchange derivatives Forwards $ 132
*
Total $ 132
*
Liabilities
Interest rate derivatives Futures $ 100
Foreign exchange derivatives Forwards 10
Total $ 110
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended June 30, 2024, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
Counterparty Risk and Collateral  The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults.
For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty
($000s)
Location of Gain (Loss) on Statement of Operations
Futures
Forward
Currency
Exchange
Contracts Swaps Total
Realized Gain (Loss)
Interest rate derivatives $ 79 $ — $ — $ 79
Foreign exchange derivatives — 53 — 53
Credit derivatives — — (10) (10)
Total $ 79 $ 53 $ (10) $ 122
Change in Unrealized
Gain (Loss)
Interest rate derivatives $ (187) $ — $ — $ (187)
Foreign exchange derivatives — 206 — 206
Credit derivatives — — (14) (14)
Total $ (187) $ 206 $ (14) $ 5

T. ROWE PRICE Emerging Markets Corporate Bond Fund

risk. To mitigate this risk, the fund has entered into master netting arrangements
(MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International
Swaps and Derivatives Association master agreements (ISDAs) or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs typically include collateral agreements whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to
$250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of June 30, 2024, no collateral was pledged by either

T. ROWE PRICE Emerging Markets Corporate Bond Fund

the fund or counterparties for bilateral derivatives. As of June 30, 2024, cash of $284,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of
Operations. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the six months ended June 30, 2024, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally between 1% and 3% of net assets.
Futures Contracts  The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date,

T. ROWE PRICE Emerging Markets Corporate Bond Fund

underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the six months ended June 30, 2024, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 1% and 5% of net assets.
Swaps  The fund is subject to credit risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risk. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust portfolio duration and credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse
(centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss on the accompanying Statement of Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss on the accompanying Statement of Operations. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the accompanying Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the

T. ROWE PRICE Emerging Markets Corporate Bond Fund

value of the contract (variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Credit default swaps are agreements where one party (the protection buyer)
agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the six months ended June 30, 2024, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally less than 1% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater

T. ROWE PRICE Emerging Markets Corporate Bond Fund

extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S.
dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S.
securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
Noninvestment-Grade Debt  The fund invests, either directly or through its investment in other T. Rowe Price funds, in noninvestment-grade debt, including
“high yield” or “junk” bonds or leveraged loans. Noninvestment-grade debt issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. The noninvestment-
grade debt market may experience sudden and sharp price swings due to a variety of factors that may decrease the ability of issuers to make principal and interest payments and adversely affect the liquidity or value, or both, of such securities. Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $118,543,000 and
$160,930,000, respectively, for the six months ended June 30, 2024.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial

T. ROWE PRICE Emerging Markets Corporate Bond Fund

reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of December 31, 2023, the fund had
$139,333,000 of available capital loss carryforwards.
At June 30, 2024, the cost of investments (including derivatives, if any) for federal income tax purposes was $294,263,000. Net unrealized loss aggregated
$14,329,000 at period-end, of which $2,785,000 related to appreciated investments and $17,114,000 related to depreciated investments.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price
Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund.
The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.41%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At June 30, 2024, the effective annual group fee rate was 0.29%.
The Investor Class and Advisor Class are each subject to a contractual expense limitation through the expense limitation dates indicated in the table below. This agreement will continue through the expense limitation dates indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class's ratio of annualized

T. ROWE PRICE Emerging Markets Corporate Bond Fund

total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class's net assets grow or expenses decline sufficiently to allow repayment without causing the class's net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class's current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to
Price Associates during the six months ended June 30, 2024 as indicated in the table below. Including these amounts, expenses previously waived/paid by Price
Associates in the amount of $984,000 remain subject to repayment by the fund at June 30, 2024. Any repayment of expenses previously waived/paid by Price
Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
Investor
Class
Advisor
Class I Class
Expense limitation/I Class Limit 0.88% 1.16% 0.05%
Expense limitation date 04/30/26 04/30/26 04/30/26
(Waived)/repaid during the period ($000s) $(75) $(1) $(108)

T. ROWE PRICE Emerging Markets Corporate Bond Fund

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and Advisor Class. For the six months ended June 30, 2024, expenses incurred pursuant to these service agreements were $61,000 for Price Associates; $58,000 for T. Rowe Price Services, Inc.;
and less than $1,000 for T. Rowe Price Retirement Plan Services, Inc. All
amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended June 30, 2024, the fund had no purchases or sales cross trades with other funds or accounts advised by
Price Associates.

T. ROWE PRICE Emerging Markets Corporate Bond Fund

NOTE 7 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE Emerging Markets Corporate Bond Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMNETS
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser), as well as the investment subadvisory agreements (Subadvisory Contracts) that the Adviser has entered into with T. Rowe Price International Ltd and T. Rowe Price Hong Kong
Limited (Subadvisers) on behalf of the fund. In that regard, at a meeting held on
March 11–12, 2024 (Meeting), the Board, including all of the fund’s independent directors present in person at the Meeting, approved the continuation of the fund’s Advisory Contract and Subadvisory Contracts. At the Meeting, the Board
considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadvisers and the approval of the Advisory
Contract and Subadvisory Contracts. The independent directors were assisted in their evaluation of the Advisory Contract and Subadvisory Contracts by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the Advisory Contract and Subadvisory Contracts, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with the Adviser and Subadvisers about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser and Subadvisers
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser and Subadvisers. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services;
compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the
Adviser’s and Subadvisers’ senior management teams and investment personnel

T. ROWE PRICE Emerging Markets Corporate Bond Fund

involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser and Subadvisers, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and Subadvisory Contracts.
Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2023.
Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2023, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, the length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.
The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and Subadvisory
Contracts.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the
Adviser (and its affiliates, including the Subadvisers) may have realized from its relationship with the fund. In considering soft-dollar arrangements pursuant to which research may be received from broker-dealers that execute the fund’s portfolio
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMNETS (continued)

T. ROWE PRICE Emerging Markets Corporate Bond Fund

transactions, the Board noted that during 2023 the Adviser paid the costs of research services for all client accounts that it advises, including the T. Rowe Price funds. However, effective January 1, 2024, the Adviser will begin using brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible.
The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the
Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services composed of two components—a group fee rate based on the combined average net assets of most of the T. Rowe Price funds
(including the fund) that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets—and the fund pays its own expenses of operations. Under each Subadvisory Contract, the Adviser may pay the Subadviser up to 60% of the advisory fees that the Adviser receives from the fund. The group fee rate decreases as total T. Rowe Price fund assets grow, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds, thus allowing shareholders of those funds to share potential economies of scale.
The fund’s shareholders benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to contractual expense limitations that require the Adviser to waive its fees and/or bear any expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets.
The expense limitations mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s and Subadvisers’ ongoing investments in their business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMNETS (continued)

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a group of competitor funds selected by
Broadridge (Investor Class Expense Group); (ii) actual management fees and total expenses of the Advisor Class of the fund with a group of competitor funds selected by Broadridge (Advisor Class Expense Group); and (iii) actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a broader set of funds within the Lipper investment classification (Expense
Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements)
in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the third quintile (Investor Class Expense Group), the fund’s actual management fee rate ranked in the first quintile (Investor Class Expense Group and Advisor Class Expense Group) and third quintile (Expense Universe), and the fund’s total expenses ranked in the fourth quintile (Investor Class Expense Group), third quintile (Expense Universe), and first quintile (Advisor Class Expense Group).
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors;
subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the proprietary mutual fund business. The Board considered information showing that the Adviser’s mutual fund business is generally more complex from a business and compliance perspective than its institutional account business and considered various relevant factors, such as the broader scope of operations and oversight,
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMNETS (continued)

T. ROWE PRICE Emerging Markets Corporate Bond Fund

more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary mutual fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its mutual fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the
Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract and Subadvisory Contracts
As noted, the Board approved the continuation of the Advisory Contract and
Subadvisory Contracts. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory
Contract and Subadvisory Contracts (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMNETS (continued)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F193-051 8/24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR and/or the Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Emerging Markets Corporate Bond Fund
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 20, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 20, 2024

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	August 20, 2024